Net Loss Per Common Share	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Net Loss Per Common Share
Net Loss Per Common Share

3. Net Loss Per Common Share

The following table sets forth the computation of basic and diluted net loss per share for the periods indicated:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2013	2014	2013
Basic and diluted net loss per common share calculation:
Net loss and comprehensive loss	$(15,534,872)	$(8,781,978)	$(36,403,967)	$(16,345,740)
Accretion of redeemable convertible preferred stock	—	(85,562)	(28,521)	(248,149)
Net loss attributable to common stockholders	$(15,534,872)	$(8,867,540)	$(36,432,488)	$(16,593,889)
Weighted average common shares outstanding	26,366,300	793,268	23,036,366	746,587
Net loss per share of common stock—basic and diluted	$(0.59)	$(11.18)	$(1.58)	$(22.23)

The following outstanding securities at September 30, 2014 and 2013 have been excluded from the computation of diluted weighted shares outstanding, as they would have been anti-dilutive:

	September 30,
	2014	2013
Redeemable convertible preferred stock	—	15,619,271
Options outstanding	3,552,124	2,804,264
Warrants	30,258	288,705
Total	3,582,382	18,712,240

3. NET LOSS PER COMMON SHARE

        The following table sets forth the computation of basic and diluted net loss per share for the periods indicated:

	Year Ended December 31,
	2012	2013
Basic and diluted net loss per common share calculation:
Net loss	$(15,635,658)	(23,251,435)
Accretion of redeemable convertible preferred stock	(316,642)	(333,710)

Net loss attributable to common stockholders	$(15,952,300)	$(23,585,145)

Weighted average common shares outstanding	673,191	793,806

Net loss per share of common stock—basic and diluted	$(23.70)	$(29.71)

        The following outstanding securities at December, 31, 2012 and 2013 have been excluded from the computation of diluted weighted shares outstanding, as they would have been anti-dilutive:

	December 31,
	2012	2013
Redeemable convertible preferred stock	9,689,486	15,707,986
Options outstanding	1,523,156	2,795,746
Warrants	288,705	199,996

Total	11,501,347	18,703,728